LIQUIDITY AND CAPITAL RESOURCES (Details Narrative)	6 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 HKD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Loss from operation	$ (2,214,395)	$ (17,272,279)	$ (1,737,355)
Cash balance	3,643,110			$ 28,416,258	$ 43,112,523
Net outflows from operating activities	$ 887,942	$ 6,925,956	$ 60,542